Summary of Significant Accounting Policies and Practices (Tables)	6 Months Ended
Jun. 30, 2026
Summary of Significant Accounting Policies and Practices [Abstract]
Schedule of Fair Value Assets and Liabilities, Gain (Loss) on Acquisition

On May 18, 2020, the fair value of the following assets and liabilities were acquired resulting in the total loss of approximately $5.7 million:

US$ thousands
Total Purchase Price	$9,660
Net Assets Acquired:
Assets
Cash and cash equivalents	13,664
Restricted cash	26,524
Accounts receivable	7,462
Inventories	8
Prepaid expenses and other current assets	110
Intangible assets	2,969
Other assets	2,682
Total Assets	53,419
Liabilities
Accounts payable and accrued liabilities	(49,438)
Total Liabilities	(49,438)
Net Assets Acquired	3,981
Loss on Acquisition	$5,679

Schedule of Loss on Discontinued Operations

Loss on discontinued operations for the year ended December 31, 2020 was as follows:

US$ thousands
Revenue	$453
Expenses	(998)
Loss on discontinued operations	$(545)

Loss on discontinued operations for the year ended December 31, 2022 was as follows:

US$ thousands
Revenue	$81,977
Expenses	(83,049)
Loss on discontinued operations	$(1,072)

Schedule of Estimated Useful Lives	The estimated useful lives are as follows:

Category	Depreciation method	Estimated useful lives
Office equipment, fixtures and furniture	Straight-line	5 years
Mining equipment	Straight-line	3-5 years
Computer	Straight-line	3 years
Motor vehicles	Straight-line	5 years